Equity (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 02, 2022	Feb. 25, 2022	Mar. 31, 2022	Mar. 31, 2021	Feb. 24, 2022	Jun. 30, 2021	Jun. 30, 2020
Equity (Details Narrative)
Common share authorized		20,000,000	20,000,000		15,000,000	15,000,000	15,000,000
Increase in authorized share		5,000,000
Offering price	$ 5.50
Proceeds from common stock	$ 3,000,000		$ 3,000,000	$ 0
Issuence and sold aggregate shares of common stock and warrants	545,456
Additional common stock purchased	274,727
Issuance cost	$ 272,800
Issuance of shares		1,750,000